PRINCIPAL RISKS	12 Months Ended
Dec. 31, 2023
PRINCIPAL RISKS
PRINCIPAL RISKS

3.    PRINCIPAL RISKS

(a)   Credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short - term investment, term deposits, accounts receivable and receivables from online payment platforms. As of December 31, 2022 and 2023, the aggregate amounts of cash and cash equivalents and restricted cash of RMB3,316.8 million and RMB3,724.9 million (US$524.6 million), respectively, were held at major financial institutions located in the PRC and US$31.5 million and US$3.9 million (RMB27.8 million), respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Group’s accounts, as its aggregate deposits are much higher than the compensation limit. However, the Group believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in China and the Group believes that those Chinese banks that hold the Group’s cash and cash equivalents and restricted cash are financially sound based on public available information.

Accounts receivable and receivables from online payment platforms are unsecured and denominated in RMB. Accounts receivable represents the amounts that the Group has an unconditional right to consideration. Receivables from online payment platforms are derived when the third-party payment platforms, on behalf of the Company, collect the proceeds of sales made by the Group to its customers. They are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on the selected corporate customers and online payment platforms that are highly reputable, and the deposits from partners as guarantees. There has been no default of payments in history.

3.    PRINCIPAL RISKS (CONTINUED)

(b)   Business, customer, political, social and economic risks

The Group participates in a dynamic and competitive industry and believes that changes in the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows:

(i)	Supplier risk — The Group’s operations rely on some suppliers for its major raw materials including coffee beans, dairy, sugar and syrup, pre-made products and coffee machine equipment. There can be no assurance that the Group will be able to secure the raw materials, pre-made products and coffee machine equipment supply from these suppliers. Any termination or suspension of the supply arrangements, any change in cooperation terms, or the deterioration of cooperation relationships with these suppliers may materially and adversely affect the Group’s results of operations. No supplier accounted for 10% or more of the Group’s total purchasing for the years ended December 31, 2021, 2022 and 2023.

(ii)  Customer risk – The success of the Group’s business going forward will rely in part on the Group’s ability to continue to obtain and expand business from existing customers while also attracting new customers. No customer accounted for 10% or more of the Group’s revenues for the years ended December 31, 2021, 2022 and 2023.

(iii) Economic risk – The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(c)   Foreign currency exchange rate risk

From July 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation/ (depreciation) of the US$ against RMB was approximately (2.3)%, 8.2% and 2.9% for the years ended December 31, 2021, 2022 and 2023, respectively. The functional currency and the reporting currency of the Company, Luckin BVI and Luckin HK, Luckin Roasting, Luckin Trading HK and Luckin Roastery are the US$ and the RMB, respectively. The functional currency of the PRC subsidiaries and the VIE is the RMB. All of the Group’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents are denominated in U.S. dollars. Any significant revaluation of RMB may materially and adversely affect the Group’s cash flows, revenues, earnings and financial position in U.S. dollars.

(d)   Currency convertibility risk

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “ PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(e)   Interest rate risk

The Group is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Group reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing assets and liabilities. The Group has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the years presented.